Note 8 - Goodwill and Other Intangible Assets - Carrying Amount of Goodwill (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
GOODWILL (Note 8)	¥ 6,169,609	¥ 6,169,609	¥ 6,169,609
Acquisition
Impairment losses	0	0	0
Goodwill	6,289,891	6,289,891	6,289,891
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
Network Service and Systems Integration Business [Member]
GOODWILL (Note 8)	5,934,058	5,934,058	5,934,058
Acquisition
Impairment losses
Goodwill	6,054,340	6,054,340	6,054,340
Accumulated impairment losses	(120,282)	(120,282)	(120,282)
ATM Operation Business [Member]
GOODWILL (Note 8)	235,551	235,551	235,551
Acquisition
Impairment losses
Goodwill	235,551	235,551	235,551
Accumulated impairment losses